SUPPLEMENTAL INFORMATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Lease Modifications [Member]	Dec. 31, 2012 Lease Modifications [Member]	Dec. 31, 2011 Lease Modifications [Member]	Oct. 31, 2013 Debt Conversion [Member]	Mar. 26, 2010 Debt Conversion [Member]	Dec. 31, 2013 Avance gas transaction [Member]	Oct. 31, 2013 Avance gas transaction [Member]	Dec. 31, 2011 Sale of Wholly-Owned Subsidiaries [Member]
Non-cash investing and financing activities [Abstract]
Adjustment in capital lease obligation with equal and opposite impact on related party balance				$ 79.0
Debt Conversion, Original Debt, Amount							25.0
Debt Instrument, Interest Rate, Stated Percentage								4.50%
Debt Conversion, Converted Instrument, Shares Issued							6,474,827
Debt Conversion, Cash Payment							2.25
Value of shares allocated in transaction in Dollars										1.3
Proceeds from Equity Method Investment, Dividends or Distributions	1.3	0	0.5						1.3
Number of shares allocated in transaction in shares										108,069
Adjustment in capital lease obligation which resulted from reassessment of leases due to change in lease terms					9.1	156.3
Carrying amount as of the balance sheet date of debt which was transferred as part of the sale of special purpose companies to Frontline 2012											666.3
Fair value amount as of the balance sheet date of newbuilding installments outstanding which transferred as part of the sale of the special purpose companies to Frontline 2012											$ 325.5
Number of wholly-owned special purpose companies sold to Frontline 2012											15